DISPOSITIONS	12 Months Ended
Dec. 31, 2020
Disposals Of Non-current Assets [Abstract]
DISPOSITIONS	DISPOSITIONS
    For the year ended December 31, 2020, the partnership recognized net gains on dispositions of $274 million (2019: $726 million; 2018: $500 million).
(a)Dispositions completed in 2020
    Business services - Cold storage logistics business
    In January 2020, the partnership completed the sale of its cold storage logistics business for gross proceeds of approximately $255 million, resulting in a $186 million pre-tax gain recognized by the partnership.
    Business services - New Zealand pathology business
    In November 2020, Healthscope completed the sale of its New Zealand pathology business for gross proceeds of $390 million, resulting in a $55 million pre-tax gain recognized by the partnership.
    Industrials - Public securities
    In November and December 2020, the partnership recognized a pre-tax gain of $40 million from the disposition of a portion of the partnership’s investment in public securities.
(b)Dispositions completed in 2019
    Business services - Facilities management business
    In May 2019, the partnership completed the sale of its facilities management business for approximate gross proceeds of $1 billion, resulting in a $341 million pre-tax gain recognized by the partnership.
    Business services - Executive relocation business
    In June 2019, the partnership completed the sale of its executive relocation business for proceeds of approximately $230 million, resulting in a $180 million pre-tax gain recognized by the partnership.
    Industrials - Water and wastewater services
    In September 2019, BRK Ambiental completed the sale of certain assets and liabilities related to its industrial water treatment business segment for proceeds of approximately $220 million, resulting in a $16 million pre-tax gain recognized by the partnership.
    Industrials - Palladium mining operation
    In December 2019, the partnership sold its 81% ownership interest in its palladium mining operation for proceeds of $572 million, resulting in a $187 million pre-tax gain recognized by the partnership.
(c)Dispositions completed in 2018
    Industrials - Australian energy operation
    In November 2018, the partnership completed the sale of its equity accounted Australia energy operation, resulting in a $152 million pre-tax gain recognized by the partnership.
    Business Services - Real estate brokerage services
    In April 2018, Berkshire Hathaway exercised an option to acquire the partnership's 33% interest in the joint venture of the real estate brokerage services business, resulting in a $55 million pre-tax gain recognized by the partnership.
    Industrials - Infrastructure support products manufacturing business
    During the year ended December 31, 2018, the partnership’s infrastructure support products manufacturing operation sold certain assets and certain land and building for proceeds of $109 million. An associated net gain on disposition of $42 million was recorded for the year ended December 31, 2018.